Cover	Jul. 22, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Glucotrack, Inc. (the “Company”) is filing this Amendment No. 1 (this “Amendment”) to its Current Report on Form 8-K originally filed with the Securities and Exchange Commission on July 27, 2026 (the “Original Report”). The Company is filing this Amendment to (i) update the description of the material terms of the Exchange Agreement (as defined in Item 1.01 below) to reflect the terms of the Exchange Agreement, which supersedes and replaces in its entirety the exchange agreement dated July 22, 2026 (the “Original Exchange Agreement”) previously filed as Exhibit 10.1 to the Original Report, and (ii) file the Exchange Agreement as Exhibit 10.1 to this Amendment. This Amendment amends and restates the Original Report in its entirety, and the Original Exchange Agreement is hereby superseded and replaced in its entirety by the Exchange Agreement attached as Exhibit 10.1 to this Amendment.
Document Period End Date	Jul. 22, 2026
Entity File Number	001-41141
Entity Registrant Name	GLUCOTRACK, INC.
Entity Central Index Key	0001506983
Entity Tax Identification Number	98-0668934
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	301 Rte 17 North
Entity Address, Address Line Two	Ste. 800
Entity Address, City or Town	Rutherford
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07070
City Area Code	(201)
Local Phone Number	842-7715
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GCTK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false